UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Global Asset Allocation Fund

The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (56.8%)(a)
			Shares	Value

Banking (4.0%)

ABN AMRO Group NV GDR (Netherlands)			5,139	$154,939

BNP Paribas SA (France)			2,236	165,789

Citigroup, Inc.			20,522	1,385,235

DNB ASA (Norway)			4,401	85,868

Industrial Bank of Korea (South Korea)			6,896	99,309

Japan Post Bank Co., Ltd. (Japan)			800	10,736

JPMorgan Chase & Co.			19,141	2,104,936

Mitsubishi UFJ Financial Group, Inc. (Japan)			31,200	204,374

PNC Financial Services Group, Inc. (The)			2,651	400,937

Regions Financial Corp.			21,862	406,196

Resona Holdings, Inc. (Japan)			30,000	158,451

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			1,200	48,573

SunTrust Banks, Inc.			4,124	280,597

Synovus Financial Corp.			1,300	64,922

TCF Financial Corp.			2,924	66,696

United Overseas Bank, Ltd. (Singapore)			5,200	109,653

				5,747,211
Basic materials (1.9%)

Anglo American PLC (United Kingdom)			6,308	147,368

Arkema SA (France)			764	99,765

Ashland Global Holdings, Inc.			494	34,476

BASF SE (Germany)			887	90,147

BHP Billiton, Ltd. (Australia)			9,518	210,541

Boliden AB (Sweden)			923	32,539

Celanese Corp. Ser. A			313	31,366

CIMIC Group, Ltd. (Australia)			3,942	135,999

Covestro AG (Germany)			1,540	151,585

Domtar Corp.			1,284	54,621

Evonik Industries AG (Germany)			4,273	150,766

Huntsman Corp.			8,794	257,225

Kajima Corp. (Japan)			4,000	37,104

Mitsubishi Chemical Holdings Corp. (Japan)			9,100	88,131

Mitsubishi Gas Chemical Co., Inc. (Japan)			1,600	38,329

Mitsubishi Materials Corp. (Japan)			400	12,030

Newmont Mining Corp.			4,211	164,524

Packaging Corp. of America			1,889	212,890

Rio Tinto PLC (United Kingdom)			1,344	68,237

Sherwin-Williams Co. (The)			1,070	419,568

Taisei Corp. (Japan)			1,400	71,049

Toyo Suisan Kaisha, Ltd. (Japan)			400	15,507

voestalpine AG (Austria)			729	38,255

W.R. Grace & Co.			1,647	100,846

				2,662,868
Capital goods (4.5%)

ACS Actividades de Construccion y Servicios SA (Spain)			3,534	137,881

Allison Transmission Holdings, Inc.			7,970	311,308

Avery Dennison Corp.			1,541	163,731

Berry Plastics Group, Inc.(NON)			1,356	74,322

Boeing Co. (The)			3,989	1,307,913

BWX Technologies, Inc.			1,721	109,335

Crane Co.			394	36,540

Crown Holdings, Inc.(NON)			4,949	251,162

Cummins, Inc.			2,657	430,673

Faurecia SA (France)			1,638	132,721

Hitachi, Ltd. (Japan)			24,000	173,856

Huntington Ingalls Industries, Inc.			758	195,382

Ingersoll-Rand PLC			3,598	307,665

Jacobs Engineering Group, Inc.			2,175	128,651

JTEKT Corp (Japan)			2,300	34,066

L3 Technologies, Inc.			2,684	558,272

Mitsubishi Electric Corp. (Japan)			3,300	52,770

Northrop Grumman Corp.			1,903	664,375

Oshkosh Corp.			384	29,672

Parker Hannifin Corp.			1,785	305,289

Raytheon Co.			1,832	395,382

Spirit AeroSystems Holdings, Inc. Class A			2,175	182,048

Vinci SA (France)			1,797	176,935

Waste Management, Inc.			3,120	262,454

				6,422,403
Communication services (1.8%)

ACC Claims Holdings, LLC Class A (Units)(F)			45,210	271

AMC Networks, Inc. Class A(NON)			1,879	97,144

BT Group PLC (United Kingdom)			52,124	166,553

Juniper Networks, Inc.			10,926	265,830

KDDI Corp. (Japan)			7,000	178,709

Nippon Telegraph & Telephone Corp. (Japan)			3,700	170,387

Swisscom AG (Switzerland)			283	140,353

Telstra Corp., Ltd. (Australia)			50,544	122,634

Verizon Communications, Inc.			29,704	1,420,445

				2,562,326
Communications equipment (—%)

Avaya Holdings Corp.(NON)			1,071	23,990

				23,990
Computers (2.4%)

Amadeus IT Holding SA Class A (Spain)			1,516	112,074

Apple, Inc.			10,128	1,699,276

Citrix Systems, Inc.(NON)			3,320	308,096

Fortinet, Inc.(NON)			4,892	262,113

Fujitsu, Ltd. (Japan)			1,000	6,154

HP, Inc.			26,343	577,439

Otsuka Corp. (Japan)			1,600	80,598

Synopsys, Inc.(NON)			1,789	148,916

TDK Corp. (Japan)			1,000	90,127

Xerox Corp.			4,905	141,166

				3,425,959
Conglomerates (0.7%)

AMETEK, Inc.			2,192	166,526

Bouygues SA (France)			3,395	170,306

Danaher Corp.			3,102	303,717

Marubeni Corp. (Japan)			23,100	167,141

Mitsui & Co., Ltd. (Japan)			8,300	142,162

				949,852
Consumer cyclicals (7.9%)

Adecco Group AG (Switzerland)			1,544	110,011

Amazon.com, Inc.(NON)			651	942,218

Berkeley Group Holdings PLC (The) (United Kingdom)			2,334	124,224

Booz Allen Hamilton Holding Corp.			2,488	96,335

Caesars Entertainment Corp.(NON)			630	7,088

Carter's, Inc.			515	53,612

Clorox Co. (The)			2,175	289,514

Dai Nippon Printing Co., Ltd. (Japan)			1,700	35,117

Discovery Communications, Inc. Class A(NON)(S)			18,537	397,248

Dolby Laboratories, Inc. Class A			752	47,797

Electrolux AB Ser. B (Sweden)			4,228	133,045

Extended Stay America, Inc. (Units)			5,416	107,074

Fiat Chrysler Automobiles NV (Italy)(NON)			7,986	163,744

Ford Motor Co.			4,331	47,987

Galaxy Entertainment Group, Ltd. (Hong Kong)			4,000	36,667

Harvey Norman Holdings, Ltd. (Australia)(S)			20,392	58,371

Hasbro, Inc.			2,419	203,922

Hilton Grand Vacations, Inc.(NON)			802	34,502

Hilton Worldwide Holdings, Inc.			3,579	281,882

Home Depot, Inc. (The)			6,023	1,073,540

Hyatt Hotels Corp. Class A			653	49,798

Industrivarden AB Class A (Sweden)			5,835	141,895

KAR Auction Services, Inc.			2,146	116,313

Kimberly-Clark Corp.			4,102	451,753

Kingfisher PLC (United Kingdom)			30,627	126,035

Lagardere SCA (France)			676	19,320

Lear Corp.			1,149	213,817

Liberty SiriusXM Group Class A(NON)			2,378	97,736

Live Nation Entertainment, Inc.(NON)			3,051	128,569

Lowe's Cos., Inc.			9,014	790,979

Marks & Spencer Group PLC (United Kingdom)			26,505	100,596

Masco Corp.			4,711	190,513

Michael Kors Holdings, Ltd.(NON)			3,923	243,540

News Corp. Class A			4,307	68,051

Next PLC (United Kingdom)			226	15,105

NVR, Inc.(NON)			50	140,000

Peugeot SA (France)			6,439	155,066

PVH Corp.			2,398	363,129

Ralph Lauren Corp.			5,631	629,546

Randstad Holding NV (Netherlands)			719	47,374

Renault SA (France)			555	67,425

Ross Stores, Inc.			5,044	393,331

Royal Caribbean Cruises, Ltd.			3,089	363,699

RTL Group SA (Belgium)			928	77,074

S&P Global, Inc.			2,196	419,568

ServiceMaster Global Holdings, Inc.(NON)			1,387	70,529

Suzuki Motor Corp. (Japan)			200	10,770

Taylor Wimpey PLC (United Kingdom)			61,490	159,508

Thor Industries, Inc.			1,002	115,400

TJX Cos., Inc. (The)			3,428	279,588

Toppan Printing Co., Ltd. (Japan)			6,000	49,227

Toro Co. (The)			944	58,953

Total System Services, Inc.			2,069	178,472

Toyota Motor Corp. (Japan)			400	25,657

TUI AG (Germany)			8,298	178,145

Visteon Corp.(NON)			922	101,641

Walt Disney Co. (The)			3,912	392,921

				11,274,941
Consumer finance (0.4%)

Discover Financial Services			4,017	288,943

Synchrony Financial			9,734	326,381

				615,324
Consumer staples (4.5%)

Asahi Group Holdings, Ltd. (Japan)			300	15,978

Ashtead Group PLC (United Kingdom)			2,128	58,027

Associated British Foods PLC (United Kingdom)			2,707	94,637

British American Tobacco PLC (United Kingdom)			1,021	59,270

Coca-Cola Amatil, Ltd. (Australia)			22,149	148,216

ConAgra Foods, Inc.			5,797	213,793

Dr. Pepper Snapple Group, Inc.			1,056	125,009

Hershey Co. (The)			2,447	242,155

Ingredion, Inc.			1,149	148,129

ITOCHU Corp. (Japan)			10,800	209,748

J Sainsbury PLC (United Kingdom)			46,206	154,863

Kao Corp. (Japan)			900	67,505

Koninklijke Ahold Delhaize NV (Netherlands)			3,082	73,078

Lamb Weston Holdings, Inc.			2,128	123,892

Liberty Expedia Holdings, Inc. Class A(NON)			724	28,439

ManpowerGroup, Inc.			1,198	137,890

McDonald's Corp.			3,888	608,005

Metro Wholesale & Food Specialist AG (Germany)			5,302	93,888

Nestle SA (Switzerland)			1,203	95,237

PepsiCo, Inc.			7,960	868,834

Pinnacle Foods, Inc.			1,920	103,872

Pola Orbis Holdings, Inc. (Japan)			1,500	61,463

Procter & Gamble Co. (The)			5,164	409,402

Swedish Match AB (Sweden)			2,122	96,469

Sysco Corp.			6,960	417,322

Tesco PLC (United Kingdom)			15,621	45,137

Toyota Tsusho Corp. (Japan)			3,100	105,028

Tyson Foods, Inc. Class A			7,105	520,015

US Foods Holding Corp.(NON)			4,890	160,245

Walgreens Boots Alliance, Inc.			6,780	443,887

WH Group, Ltd. (Hong Kong)			127,000	136,512

WM Morrison Supermarkets PLC (United Kingdom)			11,185	33,515

Woolworths Group, Ltd. (Australia)			4,037	81,818

Yum! Brands, Inc.			2,696	229,510

				6,410,788
Electronics (1.7%)

Agilent Technologies, Inc.			2,630	175,947

Hoya Corp. (Japan)			2,900	144,584

Keyence Corp. (Japan)			100	62,065

NXP Semiconductor NV(NON)			7,128	833,976

Rockwell Automation, Inc.			372	64,802

Samsung Electronics Co., Ltd. (South Korea)			64	147,766

SK Hynix, Inc. (South Korea)			469	35,772

Texas Instruments, Inc.			9,258	961,814

Trimble Inc.(NON)			1,933	69,356

				2,496,082
Energy (3.0%)

Chevron Corp.			6,993	797,482

Exxon Mobil Corp.			14,584	1,088,112

Halcon Resources Corp.(NON)			899	4,378

Marathon Petroleum Corp.			6,638	485,304

Milagro Oil & Gas, Inc. (Units)(F)			15	1,215

Nine Point Energy			107	1,472

Repsol SA (Spain)			9,983	177,364

Royal Dutch Shell PLC Class B, (United Kingdom)			3,145	101,347

SandRidge Energy, Inc.(NON)			431	6,254

Statoil ASA (Norway)			7,517	178,034

Tervita Corp. Class A (Canada)			16	118

Total SA (France)			4,974	282,691

Valero Energy Corp.			8,232	763,683

Williams Cos., Inc. (The)			14,543	361,539

				4,248,993
Financial (0.9%)

3i Group PLC (United Kingdom)			18,309	221,064

Ally Financial, Inc.			7,123	193,389

Assurant, Inc.			862	78,795

BGC Partners, Inc. Class A			3,023	40,659

CoreLogic, Inc.(NON)			727	32,882

DGB Financial Group, Inc. (South Korea)			2,114	23,105

Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)			1,100	36,157

HSBC Holdings PLC (United Kingdom)			4,013	37,513

Macquarie Group, Ltd. (Australia)			1,051	83,852

Mizuho Financial Group, Inc. (Japan)			103,400	185,995

ORIX Corp. (Japan)			9,900	174,591

Sumitomo Mitsui Financial Group, Inc. (Japan)			5,000	209,483

				1,317,485
Health care (6.8%)

AbbVie, Inc.			4,225	399,896

Alfresa Holdings Corp. (Japan)			500	11,127

Allergan PLC			192	32,312

Amgen, Inc.			1,925	328,174

Anthem, Inc.			2,831	621,971

Astellas Pharma, Inc. (Japan)			5,200	78,876

Biogen, Inc.(NON)			297	81,325

Bristol-Myers Squibb Co.			4,915	310,874

Bruker Corp.			1,228	36,742

Celgene Corp.(NON)			5,212	464,963

Charles River Laboratories International, Inc.(NON)			893	95,319

Cigna Corp.			2,562	429,750

Eli Lilly & Co.			6,403	495,400

Fresenius Medical Care AG & Co., KGaA (Germany)			627	64,021

Gilead Sciences, Inc.			4,586	345,739

GlaxoSmithKline PLC (United Kingdom)			6,563	127,506

Humana, Inc.			1,943	522,337

Johnson & Johnson			8,203	1,051,214

McKesson Corp.			3,592	506,005

Medipal Holdings Corp. (Japan)			2,600	53,268

Merck & Co., Inc.			9,963	542,685

Novartis AG (Switzerland)			3,902	315,680

Pfizer, Inc.(S)			4,067	144,338

Premier, Inc. Class A(NON)			1,179	36,914

Recordati SpA (Italy)			3,466	128,433

Roche Holding AG (Switzerland)			1,368	313,764

Service Corp. International			2,056	77,593

Shionogi & Co., Ltd. (Japan)			2,400	123,851

UCB SA (Belgium)			1,897	154,745

UnitedHealth Group, Inc.			6,963	1,490,082

Vertex Pharmaceuticals, Inc.(NON)			1,006	163,958

WellCare Health Plans, Inc.(NON)			1,038	200,988

				9,749,850
Insurance (2.4%)

Aegon NV (Netherlands)			2,379	16,066

Ageas (Belgium)			2,993	154,736

Allianz SE (Germany)			1,163	262,831

Allstate Corp. (The)			4,003	379,484

American Financial Group, Inc.			616	69,128

Assured Guaranty, Ltd.			1,928	69,794

AXA SA (France)			6,236	166,014

Hartford Financial Services Group, Inc. (The)			5,163	265,998

Lincoln National Corp.			2,480	181,189

Loews Corp.			7,535	374,716

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			765	177,915

NN Group NV (Netherlands)			3,794	168,495

Principal Financial Group, Inc.			1,912	116,460

Prudential Financial, Inc.			4,054	419,792

Reinsurance Group of America, Inc.			610	93,940

Swiss Re AG (Switzerland)			1,097	111,700

Torchmark Corp.			772	64,979

Travelers Cos., Inc. (The)			1,057	146,775

Unum Group			2,607	124,119

				3,364,131
Investment banking/Brokerage (1.0%)

Ameriprise Financial, Inc.			2,357	348,695

Daiwa Securities Group, Inc. (Japan)			3,000	19,135

E*Trade Financial Corp.(NON)			8,789	486,998

Goldman Sachs Group, Inc. (The)			1,409	354,871

Morgan Stanley			3,602	194,364

Raymond James Financial, Inc.			468	41,844

				1,445,907
Real estate (2.1%)

AGNC Investment Corp.(R)			9,980	188,822

Apartment Investment & Management Co. Class A(R)			1,722	70,172

Apple Hospitality REIT, Inc.(R)			2,718	47,755

Barratt Developments PLC (United Kingdom)			11,862	88,358

Brandywine Realty Trust(R)			2,576	40,907

Brixmor Property Group, Inc.(R)			4,633	70,653

Camden Property Trust(R)			1,313	110,528

CBRE Group, Inc. Class A(NON)			3,132	147,893

Cheung Kong Property Holdings, Ltd. (Hong Kong)			18,000	152,318

Chimera Investment Corp.(R)			2,548	44,361

Colony NorthStar, Inc. Class A(R)			6,726	37,800

Duke Realty Corp.(R)			4,042	107,032

Equity Commonwealth(NON)(R)			1,072	32,878

Equity Lifestyle Properties, Inc.(R)			655	57,489

Equity Residential Trust(R)			3,663	225,714

Fonciere Des Regions (France)(R)			1,443	159,322

Forest City Realty Trust, Inc. Class A(R)			3,392	68,722

Gaming and Leisure Properties, Inc.(R)			1,238	41,436

HCP, Inc.(R)			6,020	139,845

Highwoods Properties, Inc.(R)			1,509	66,124

Hudson Pacific Properties, Inc.(R)			1,482	48,209

Kerry Properties, Ltd. (Hong Kong)			14,000	63,562

Liberty Property Trust(R)			1,605	63,767

MFA Financial, Inc.(R)			4,179	31,468

Nomura Real Estate Holdings, Inc. (Japan)			1,400	33,051

Outfront Media, Inc.(R)			1,897	35,550

Park Hotels & Resorts, Inc.(R)			3,387	91,517

Persimmon PLC (United Kingdom)			4,689	166,705

Realogy Holdings Corp.			3,456	94,280

Senior Housing Properties Trust(R)			1,695	26,544

Spirit Realty Capital, Inc.(R)			11,397	88,441

Starwood Property Trust, Inc.(R)			3,324	69,638

Sun Hung Kai Properties, Ltd. (Hong Kong)			4,000	63,720

Vornado Realty Trust(R)			1,978	133,119

WP Carey, Inc.(R)			454	28,143

				2,935,843
Semiconductor (0.6%)

Applied Materials, Inc.			4,386	243,905

KLA-Tencor Corp.			2,794	304,574

Maxim Integrated Products, Inc.			4,495	270,689

				819,168
Software (3.6%)

Adobe Systems, Inc.(NON)			1,110	239,849

Amdocs, Ltd.			3,225	215,172

Cadence Design Systems, Inc.(NON)			3,249	119,466

Electronic Arts, Inc.(NON)			4,730	573,465

F5 Networks, Inc.(NON)			1,466	211,998

Intuit, Inc.			2,886	500,288

Microsoft Corp.			31,171	2,844,977

Nexon Co., Ltd. (Japan)(NON)			1,600	26,465

VMware, Inc. Class A(NON)(S)			3,036	368,176

				5,099,856
Technology services (3.1%)

Alphabet, Inc. Class A(NON)			2,486	2,578,330

Cognizant Technology Solutions Corp. Class A			1,752	141,036

Dun & Bradstreet Corp. (The)			1,136	132,912

DXC Technology Co.			3,864	388,448

Facebook, Inc. Class A(NON)			3,280	524,111

IBM Corp.			3,924	602,059

Zebra Technologies Corp. Class A(NON)			623	86,715

				4,453,611
Transportation (1.5%)

ANA Holdings, Inc. (Japan)			1,600	61,922

Central Japan Railway Co. (Japan)			900	170,265

Deutsche Lufthansa AG (Germany)			1,689	53,953

Deutsche Post AG (Germany)			2,823	123,448

International Consolidated Airlines Group SA (Spain)			3,455	29,901

Japan Airlines Co., Ltd. (Japan)			1,700	68,412

Royal Mail PLC (United Kingdom)			16,089	122,177

Singapore Airlines, Ltd. (Singapore)			3,600	29,897

Southwest Airlines Co.			8,754	501,429

Union Pacific Corp.			6,910	928,911

Yangzijiang Shipbuilding Holdings, Ltd. (China)			17,900	16,668

				2,106,983
Utilities and power (2.0%)

American Electric Power Co., Inc.			4,439	304,471

CenterPoint Energy, Inc.			5,087	139,384

Edison International			2,681	170,672

Enel SpA (Italy)			37,052	227,024

ENGIE SA (France)			3,178	53,093

Eni SpA (Italy)			7,921	139,631

Entergy Corp.			6,800	535,704

Exelon Corp.			6,928	270,261

FirstEnergy Corp.			8,638	293,778

Kinder Morgan, Inc.			22,450	338,097

NiSource, Inc.			1,198	28,644

OGE Energy Corp.			1,858	60,887

PPL Corp.			5,555	157,151

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			1,923	1,000

UGI Corp.			3,123	138,724

Vectren Corp.			783	50,049

				2,908,570

Total common stocks (cost $67,288,141)				$81,042,141

CORPORATE BONDS AND NOTES (15.0%)(a)
			Principal amount	Value

Basic materials (1.2%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$5,000	$5,275

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			20,000	21,794

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25			10,000	9,425

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			10,000	10,200

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			5,000	5,438

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26			20,000	19,550

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			10,000	10,863

ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)			15,000	17,738

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25			15,000	14,288

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			20,000	21,000

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			20,000	20,750

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			25,000	25,000

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			25,000	25,563

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			25,000	25,125

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			15,000	15,094

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			40,000	40,800

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			22,000	22,958

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26			50,000	50,736

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			15,000	13,088

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			10,000	10,025

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			10,000	10,500

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			10,000	10,800

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			25,000	24,500

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24			20,000	19,894

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			7,000	7,061

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26			5,000	4,838

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21			95,000	96,641

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			40,000	40,477

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			15,000	14,850

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			20,000	21,450

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			30,000	33,027

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26			10,000	9,975

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			59,000	57,848

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			87,000	89,027

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			10,000	10,563

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			20,000	20,375

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26			15,000	14,438

International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27			30,000	27,746

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			10,000	11,025

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			20,000	22,200

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			10,000	10,350

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			25,000	25,063

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)			10,000	9,925

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			4,000	4,250

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)			20,000	20,950

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)			6,000	5,981

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)			45,000	44,968

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			10,000	10,213

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			5,000	5,113

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22			5,000	5,100

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			16,000	15,200

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			9,000	8,618

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			30,000	29,400

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			10,000	10,250

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23			45,000	46,974

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			20,000	20,700

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26			5,000	5,000

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25			25,000	24,438

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22			5,000	5,081

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27			35,000	33,476

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22			15,000	14,610

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			15,000	17,981

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25			5,000	4,763

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			5,000	5,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			3,000	3,038

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			20,000	20,624

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			5,000	5,550

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			5,000	4,806

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			5,000	5,063

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			15,000	15,638

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			10,000	9,825

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)			5,000	4,863

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26			10,000	10,000

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			20,000	20,750

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			10,000	10,313

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			20,000	20,200

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			10,000	10,425

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			10,000	9,950

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47			55,000	53,134

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26			31,000	29,937

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			10,000	13,290

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			35,000	47,147

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			48,000	63,399

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			10,000	10,300

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			15,000	16,500

				1,700,101
Capital goods (0.8%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			20,000	20,200

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27			5,000	4,713

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			15,000	14,869

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			17,000	18,148

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			10,000	10,445

Berry Global, Inc. 144A notes 4.50%, 2/15/26			5,000	4,731

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22			10,000	10,263

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23			10,000	10,113

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)			15,000	15,525

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			20,000	21,925

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			45,000	48,713

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			10,000	11,150

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24			15,000	14,691

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			14,000	14,228

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22			30,000	28,906

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)			5,000	4,913

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			20,000	20,500

Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47			55,000	54,189

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21			40,000	41,469

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64			65,000	65,244

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			20,000	20,276

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			8,000	7,908

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			84,000	106,066

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			30,000	33,450

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			15,000	14,850

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			27,000	28,647

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			25,000	25,750

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40			20,000	23,431

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25			15,000	14,550

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			55,000	54,210

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25			10,000	10,200

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			5,000	4,852

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			20,000	20,250

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			9,000	9,450

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)			30,000	29,906

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			20,000	20,150

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			5,000	5,050

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			8,000	8,200

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25			15,000	14,644

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20			105,000	102,877

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25			5,000	4,875

Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20			12,000	12,430

Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26			10,000	9,875

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25			20,000	19,650

				1,036,482
Communication services (1.3%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)			16,000	14,662

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			100,000	99,386

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27			160,000	161,741

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			77,000	74,786

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			7,000	7,381

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			15,000	14,681

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			25,000	25,375

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			5,000	4,975

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			5,000	5,006

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			7,000	7,105

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			4,000	4,030

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			14,000	13,615

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			20,000	19,925

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			15,000	14,982

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47			31,000	29,984

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			5,000	5,488

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			6,000	6,131

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47			92,000	87,230

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25			35,000	34,355

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			17,000	21,580

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			30,000	31,215

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27			15,000	14,250

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27			25,000	23,851

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)			34,000	32,396

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)			25,000	24,044

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			7,000	7,382

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			36,000	38,255

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)			35,000	33,644

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			15,000	15,525

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			63,000	59,929

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			8,000	8,340

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)			73,000	103,394

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			25,000	22,281

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26			15,000	14,513

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			15,000	12,545

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			5,000	3,747

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			30,000	27,975

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			2,000	1,811

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			30,000	40,762

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20			100,000	104,376

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			3,000	3,083

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			85,000	87,172

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			45,000	41,963

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			6,000	6,188

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			5,000	5,213

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			17,000	17,574

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			48,000	48,960

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			5,000	4,975

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			25,000	25,188

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			5,000	5,200

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			10,000	10,450

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			13,000	13,403

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28			15,000	14,419

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26			5,000	4,800

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23			3,000	3,109

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28			65,000	81,071

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27			90,000	91,162

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			65,000	64,194

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			55,000	52,995

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			20,000	20,300

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			25,000	24,500

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			20,000	11,450

				1,910,022
Consumer cyclicals (2.1%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			40,000	47,206

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			150,000	225,506

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)			20,000	19,314

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27			90,000	86,836

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27			5,000	4,926

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			10,000	9,850

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			10,000	9,825

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			10,000	10,125

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			15,000	15,375

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			25,000	25,531

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			64,000	66,412

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			10,000	10,550

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			10,000	10,426

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25			5,000	5,131

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			10,000	10,200

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			22,000	19,939

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26			12,000	11,839

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45			24,000	23,228

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			20,000	20,375

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			19,000	18,759

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			10,000	9,975

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			29,000	29,600

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			35,000	33,863

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25			20,000	19,174

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			30,000	32,592

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			10,000	10,863

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			65,000	64,387

Ecolab, Inc. 144A sr. unsec. unsub. bonds 3.25%, 12/1/27			70,000	67,492

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			5,000	5,290

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26			105,000	103,865

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			10,000	10,000

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			76,000	73,755

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			10,000	9,859

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			22,000	22,031

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			12,000	12,218

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			20,000	20,300

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			10,000	9,725

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	27,000	21,512

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			$20,000	20,950

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			10,000	9,788

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			75,000	74,156

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			44,000	46,420

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			31,000	33,331

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			25,000	24,688

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			15,000	14,829

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26			55,000	57,539

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)			20,000	15,775

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			65,000	65,325

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)			5,000	4,813

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			30,000	32,700

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			30,000	30,975

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			5,000	5,300

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25			10,000	9,525

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27			10,000	9,450

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			15,000	15,000

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27			53,000	50,862

Lennar Corp. 144A company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			5,000	5,175

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			7,000	7,044

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			15,000	15,563

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			5,000	4,875

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26			10,000	10,125

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)			10,000	10,088

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			5,000	5,138

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26			15,000	15,394

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			35,000	37,188

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			15,000	16,144

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			10,000	10,445

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28			25,000	23,798

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25			25,000	25,000

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			20,000	15,500

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			10,000	6,325

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			10,475	6,625

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			30,000	29,391

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			10,000	9,863

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			10,000	9,992

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			20,000	19,560

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			81,000	78,520

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			7,000	7,009

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			15,000	15,206

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			10,000	9,641

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			10,000	10,050

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			15,000	14,738

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			14,000	14,350

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			5,000	2,838

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			25,000	25,763

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			20,000	23,900

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			25,000	24,000

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27			32,000	30,409

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			20,000	20,175

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			50,000	53,844

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			30,000	29,775

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			10,000	10,288

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			70,000	65,888

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			20,000	19,800

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			25,000	24,344

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			10,000	10,200

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			10,000	10,300

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			35,000	33,974

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			25,000	25,313

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			10,000	9,525

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			41,000	37,550

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			5,000	4,700

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			10,000	10,147

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			10,000	10,138

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			15,000	13,988

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21			70,000	72,104

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21			30,000	29,831

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41			10,000	10,690

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25			25,000	25,563

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			10,000	10,013

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26			5,000	5,025

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			10,000	9,750

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26			10,000	10,000

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			40,000	39,732

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21			35,000	36,689

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			25,000	24,531

				2,932,814
Consumer staples (0.9%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			15,000	14,306

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			5,000	5,013

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			15,000	14,348

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19			2,000	2,168

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20			80,000	79,527

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			24,000	24,543

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			73,000	72,566

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			138,000	148,835

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21			80,000	79,373

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22			60,000	58,281

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			15,000	15,413

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			25,000	26,805

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			30,000	31,238

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			20,000	17,700

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			5,000	5,175

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			44,028	44,383

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			3,229	3,488

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			20,000	18,975

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			40,000	47,632

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			60,000	68,163

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			50,000	65,167

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			10,000	5,800

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25			25,000	25,938

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			35,000	35,175

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26			10,000	9,853

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26			70,000	66,499

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			10,000	9,625

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			15,000	14,906

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			15,000	14,944

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.82%), 2.631%, 8/10/22			10,000	10,032

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			15,000	18,518

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			70,000	82,973

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			5,000	4,956

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			37,000	36,677

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27			10,000	9,850

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28			10,000	9,616

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			36,000	35,641

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			30,000	18,488

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			3,000	2,325

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			15,000	15,113

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			60,000	59,743

				1,329,771
Energy (1.5%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24			30,000	31,238

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19			30,000	31,376

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			5,000	5,100

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			8,000	8,060

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			13,000	13,228

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22			44,000	43,497

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40			5,000	5,126

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			10,000	10,800

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			5,000	4,675

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			70,000	67,736

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)			20,000	19,746

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)			35,000	34,019

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			10,000	9,838

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			11,000	8,635

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			10,000	9,000

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)			10,000	9,822

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			29,000	33,314

Cenovus Energy, Inc. sr. unsec. notes 4.25%, 4/15/27 (Canada)			25,000	24,369

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27			35,000	34,738

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			30,000	31,388

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			13,000	13,764

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			5,000	4,775

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			50,000	48,375

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27			58,000	56,712

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			15,000	14,363

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			10,000	9,625

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			15,000	15,169

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			20,000	19,800

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25			15,000	14,850

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			17,000	17,425

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			10,000	8,425

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			5,000	4,944

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			20,000	20,310

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28			20,000	19,900

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26			5,000	4,963

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity			101,000	96,077

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			8,000	8,303

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			25,000	26,249

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			13,000	13,968

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)			10,000	9,175

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			10,000	6,675

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24			12,000	8,535

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			10,000	10,050

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			5,000	4,650

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27			30,000	28,700

Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26			15,000	14,175

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			30,000	35,978

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26			20,000	19,650

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			25,000	25,500

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26			15,000	14,138

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25			15,000	13,500

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			25,000	30,514

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			5,000	4,175

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			20,000	19,400

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20			16,000	16,644

Murray Energy Corp. 144A notes 11.25%, 4/15/21			15,000	5,625

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25			20,000	18,875

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			10,000	10,325

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			25,000	26,188

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26			5,000	4,925

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			15,000	13,913

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			5,000	5,075

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			20,000	20,285

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			28,000	28,560

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			20,000	21,670

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			173,000	182,515

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			31,000	36,436

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)			40,000	10,750

Petroleos Mexicanos 144A sr. unsec. bonds 6.35%, 2/12/48 (Mexico)			11,000	10,629

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			23,000	22,299

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			80,000	81,160

Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28			24,000	23,184

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26			10,000	9,450

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			20,000	20,400

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			9,000	9,116

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			10,000	9,450

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			17,000	17,661

SemGroup Corp. company guaranty sr. unsec. notes 6.375%, 3/15/25			5,000	4,775

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24			10,000	10,350

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			5,000	5,094

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)			10,000	9,588

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			5,000	5,144

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			5,000	1

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			20,000	2

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)			70,000	67,462

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			7,000	7,044

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			10,000	9,275

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			5,000	5,000

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			3,000	2,970

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			10,000	9,900

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			42,000	39,641

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			40,000	46,891

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)			30,000	29,963

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28			10,000	10,088

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			50,000	47,688

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25			5,000	4,975

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27			10,000	9,963

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			15,000	14,813

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)			10,000	9,325

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26			5,000	5,075

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			7,000	6,990

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)			5,000	4,888

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25			5,000	4,499

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			15,000	13,688

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			5,000	4,360

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26			10,000	10,075

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			1,000	1,220

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			5,000	6,625

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			24,000	24,245

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			14,000	14,980

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			5,000	5,600

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			17,000	17,468

				2,173,317
Financials (3.6%)

AIG Global Funding 144A sr. notes 2.15%, 7/2/20			30,000	29,428

Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21			50,000	49,010

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			15,000	15,000

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			10,000	10,300

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			29,000	35,380

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			13,000	13,975

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			40,000	41,213

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			14,000	14,438

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			48,000	63,840

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			46,000	48,300

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			5,000	5,376

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			195,000	233,817

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)			5,000	4,737

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			80,000	94,307

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			29,000	30,264

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)			65,000	69,217

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19			30,000	31,885

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			28,000	30,504

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			5,000	5,349

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			6,000	6,143

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			7,000	7,042

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			10,000	10,238

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			2,000	2,048

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25			18,000	18,429

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28			35,000	34,038

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28			235,000	233,728

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27			60,000	60,711

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46			10,000	10,161

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20			20,000	19,700

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			20,000	19,900

Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)			75,000	71,527

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)			130,000	126,860

Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)			40,000	47,711

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			8,000	8,058

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			5,000	5,206

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			32,000	33,134

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			15,000	14,592

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			30,000	31,044

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			16,000	15,760

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			135,000	139,990

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24			10,000	10,250

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)			5,000	5,361

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19			170,000	176,734

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20			55,000	54,177

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			24,000	30,035

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22			35,000	37,307

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)			50,000	47,974

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			4,000	4,042

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			5,000	5,006

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			20,000	20,700

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			17,000	17,043

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			10,000	10,200

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			10,000	10,175

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			10,000	10,175

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			200,000	216,287

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			14,000	14,963

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			5,000	5,013

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)			5,000	4,838

JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity			21,000	22,050

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			99,000	101,673

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48			300,000	288,744

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44			30,000	30,854

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			26,000	32,175

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			24,000	26,775

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			20,000	19,744

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)			40,000	39,759

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)			5,000	4,689

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			5,000	5,150

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			45,000	46,742

Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20			45,000	44,723

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27			185,000	181,080

Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47			40,000	40,933

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			15,000	15,225

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			30,000	29,158

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			78,000	97,398

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			105,000	105,826

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			15,000	15,056

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			20,000	20,225

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			57,000	59,779

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38			30,000	30,300

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			25,000	26,182

Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22			45,000	43,721

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			130,000	129,876

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			45,000	46,403

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			108,000	108,383

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22			10,000	10,166

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25			10,000	10,038

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			5,000	5,444

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			5,000	5,100

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)			15,000	14,606

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42			90,000	92,015

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			5,000	4,763

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			58,000	55,586

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)			10,000	10,038

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)			200,000	197,621

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			20,000	20,000

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			50,000	50,646

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			300,000	336,342

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			8,000	8,410

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20			80,000	79,236

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)			135,000	132,963

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)			80,000	82,409

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			30,000	30,752

				5,181,398
Health care (1.4%)

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22			80,000	78,099

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			40,000	38,000

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			26,000	25,778

Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)			15,000	14,736

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20			125,000	126,210

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			20,000	18,750

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)			36,000	46,684

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27			60,000	57,929

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47			69,000	69,736

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			5,000	4,713

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			5,000	4,875

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			20,000	20,250

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			15,000	15,611

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			15,000	13,819

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			33,000	19,099

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			15,000	12,225

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21			80,000	82,551

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)			15,000	1,050

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			40,000	41,897

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48			39,000	41,020

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			130,000	129,541

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38			116,000	117,570

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			55,000	41,388

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			15,000	15,195

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			27,000	28,316

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			40,000	38,650

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			10,000	10,025

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			4,000	4,395

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			15,000	15,169

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			5,000	5,650

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			10,000	7,650

Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45			50,000	48,781

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			5,000	4,663

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			10,000	9,875

Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45			80,000	82,767

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			75,000	72,188

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			16,000	16,331

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			23,000	22,425

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19			55,000	54,270

Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26			40,000	38,738

Service Corp. International sr. unsec. notes 4.625%, 12/15/27			15,000	14,475

Service Corp. International sr. unsec. notes 5.375%, 1/15/22			14,000	14,280

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24			33,000	34,289

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)			40,000	38,187

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			48,000	44,774

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			10,000	10,075

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			20,000	20,675

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22			5,000	5,213

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23			90,000	87,814

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42			90,000	87,647

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25			5,000	4,868

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			5,000	4,375

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			18,000	15,885

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			40,000	34,520

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25			10,000	9,938

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26			15,000	14,943

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			5,000	5,163

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			15,000	15,638

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			5,000	5,019

				1,964,397
Technology (1.0%)

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26			25,000	22,717

Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20			60,000	59,902

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19			130,000	129,645

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			40,000	40,298

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20			30,000	29,622

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			27,000	26,594

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			80,000	84,416

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19			34,000	—

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28			90,000	84,594

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			35,000	34,040

Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26			35,000	32,631

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			40,000	42,779

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			10,000	12,702

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			63,000	66,782

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			5,000	5,138

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25			9,000	9,611

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			15,000	15,746

First Data Corp. 144A notes 5.75%, 1/15/24			30,000	30,188

First Data Corp. 144A sr. notes 5.375%, 8/15/23			15,000	15,263

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22			140,000	132,972

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			35,000	34,563

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			35,000	35,364

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			3,000	3,060

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			25,000	25,438

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)			5,000	4,706

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)			20,000	18,550

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24			10,000	10,338

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41			25,000	30,627

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19			95,000	94,440

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22			80,000	77,972

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			6,000	5,610

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27			4,000	3,901

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40			35,000	41,794

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			20,000	19,826

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			35,000	38,938

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			20,000	19,975

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25			20,000	19,900

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27			15,000	14,200

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26			70,000	69,846

				1,444,688
Transportation (0.1%)

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44			70,000	67,859

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			22,703	24,061

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22			15,000	14,657

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			16,000	15,247

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22			8,719	9,149

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			38,578	38,383

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			24,000	24,600

				193,956
Utilities and power (1.1%)

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23			5,000	5,091

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			7,000	7,105

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			35,000	36,225

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			25,000	25,438

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			50,000	56,261

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			15,000	16,236

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			39,000	49,704

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			10,000	9,650

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			3,000	3,030

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			25,000	22,875

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			8,000	8,744

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36			28,000	34,462

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			83,000	85,285

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			45,000	46,331

Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27			55,000	51,771

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			10,000	11,038

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			20,000	21,575

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)			60,000	61,673

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			16,000	15,280

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			42,000	42,017

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27			5,000	5,013

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			62,000	64,016

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48			85,000	82,845

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			45,000	51,644

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			18,000	14,490

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24			10,000	9,791

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			80,000	80,029

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			10,000	10,104

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23			25,000	24,561

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23			105,000	102,180

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32			17,000	21,722

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			50,000	64,446

Nevada Power Co. mtge. notes 7.125%, 3/15/19			40,000	41,654

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77			20,000	19,150

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28			5,000	4,900

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			20,000	20,450

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			10,000	10,575

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)			75,000	72,366

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45			75,000	73,490

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			25,000	25,883

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22			60,000	61,711

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40			25,000	30,459

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			13,000	98

				1,501,368

Total corporate bonds and notes (cost $21,130,964)				$21,368,314

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.0%)

Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39			$313,918	$358,825
3.50%, with due dates from 8/20/47 to 11/20/47			3,886,381	3,926,762

				4,285,587
U.S. Government Agency Mortgage Obligations (8.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.00%, 11/1/45			1,496,301	1,540,664

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 4/1/48			1,000,000	1,111,719
4.50%, TBA, 4/1/48			1,000,000	1,047,031
4.00%, 8/1/47			889,273	912,894
3.50%, with due dates from 12/1/47 to 1/1/48			4,153,635	4,165,008
3.00%, with due dates from 12/1/31 to 5/1/46			2,312,639	2,296,164
3.00%, TBA, 4/1/48			1,000,000	975,391

				12,048,871

Total U.S. government and agency mortgage obligations (cost $16,628,651)				$16,334,458

MORTGAGE-BACKED SECURITIES (1.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 18.644%, 4/15/37			$10,932	$15,212
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 17.282%, 11/15/35			15,319	20,180
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 16.412%, 12/15/36			11,798	15,159
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 14.53%, 3/15/35			35,954	44,296
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 12.405%, 6/15/34			19,947	22,261
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 5.173%, 3/15/41			88,629	15,009

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.705%, 3/25/36			20,603	30,214
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 17.338%, 6/25/37			18,680	24,980
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.636%, 8/25/35			7,661	9,174
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.222%, 1/25/29			18,120	18,197
Ser. 06-46, Class OC, PO, zero %, 6/25/36			5,525	4,477

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			71,103	15,481
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.228%, 6/20/43			104,287	19,517
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44			140,344	19,175
Ser. 13-14, IO, 3.50%, 12/20/42			301,253	45,236
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			289,625	33,883
Ser. 16-H16, Class EI, IO, 2.237%, 6/20/66(WAC)			199,145	23,997
Ser. 15-H26, Class DI, IO, 1.737%, 10/20/65(WAC)			269,004	28,091

				404,539
Commercial mortgage-backed securities (0.8%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.007%, 1/15/49(WAC)			231,980	693

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.052%, 7/10/42(WAC)			22,225	3
FRB Ser. 07-5, Class XW, IO, 0.003%, 2/10/51(WAC)			351,095	4

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-5, Class XC, IO, 0.434%, 11/10/41(WAC)			52,713	318

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)			7,740	1

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.418%, 12/11/38(WAC)			44,829	650

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.079%, 7/15/29(WAC)			9,503	172

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.436%, 12/11/49(WAC)			24,796	2

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.811%, 9/10/45(WAC)			350,108	21,598
FRB Ser. 06-C5, Class XC, IO, 0.486%, 10/15/49(WAC)			678,876	7

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.604%, 12/10/44(WAC)			44,000	44,165
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47(WAC)			26,000	26,445
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)			20,000	21,092
FRB Ser. 14-UBS6, Class C, 4.464%, 12/10/47(WAC)			36,000	35,119
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)			85,000	88,560
Ser. 12-CR2, Class AM, 3.791%, 8/15/45			30,000	30,747
FRB Ser. 14-CR18, Class XA, IO, 1.212%, 7/15/47(WAC)			268,884	12,132
FRB Ser. 14-CR16, Class XA, IO, 1.163%, 4/10/47(WAC)			193,151	8,181
FRB Ser. 14-CR20, Class XA, IO, 1.151%, 11/10/47(WAC)			329,315	17,035
FRB Ser. 13-CR11, Class XA, IO, 1.12%, 8/10/50(WAC)			545,788	22,810
FRB Ser. 14-CR17, Class XA, IO, 1.118%, 5/10/47(WAC)			725,071	31,588
FRB Ser. 14-UBS6, Class XA, IO, 1.011%, 12/10/47(WAC)			976,200	43,373
FRB Ser. 14-LC17, Class XA, IO, 0.941%, 10/10/47(WAC)			721,992	24,029

COMM Mortgage Trust 144A FRB Ser. 06-C8, Class XS, IO, 0.62%, 12/10/46(WAC)			659,653	31

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.004%, 1/15/49(WAC)			677,191	4

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.363%, 12/15/49(WAC)			70,000	69,376

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.192%, 12/10/49(WAC)			2,582,555	4,752

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.987%, 5/10/43(WAC)			16,915	1

GS Mortgage Securities Corp. II FRB Ser. 15-GC30, Class XA, IO, 0.878%, 5/10/50(WAC)			462,756	20,343

GS Mortgage Securities Trust 144A FRB Ser. 06-GG8, Class X, IO, 0.866%, 11/10/39(WAC)			1,053,263	25,278

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.081%, 11/15/45(WAC)			30,000	31,194
FRB Ser. 13-C14, Class C, 4.57%, 8/15/46(WAC)			30,000	29,851
FRB Ser. 14-C22, Class C, 4.559%, 9/15/47(WAC)			23,000	22,501

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.705%, 12/15/44(WAC)			31,196	30,877
Ser. 12-C6, Class AS, 4.117%, 5/15/45			16,000	16,349
FRB Ser. 06-LDP8, Class X, IO, 0.287%, 5/15/45(WAC)			33,145	1
FRB Ser. 07-LDPX, Class X, IO, 0.183%, 1/15/49(WAC)			600,551	3,501

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 05-CB12, Class X1, IO, 0.374%, 9/12/37(WAC)			192,075	334

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31			1,795	1,797

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.453%, 9/15/40(WAC)			248,959	1,900
FRB Ser. 06-C6, Class XCL, IO, 0.427%, 9/15/39(WAC)			1,173,736	6,975
FRB Ser. 05-C7, Class XCL, IO, 0.355%, 11/15/40(WAC)			88,066	392
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40(WAC)			29,053	2

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.535%, 8/12/39(WAC)			18,894	99
FRB Ser. 05-MCP1, Class XC, IO, 0.002%, 6/12/43(WAC)			60,414	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 5.893%, 5/15/44(WAC)			1,921	86
FRB Ser. 06-C4, Class X, IO, 5.424%, 7/15/45(WAC)			13,683	547

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)			25,000	24,412
FRB Ser. 14-C17, Class XA, IO, 1.209%, 8/15/47(WAC)			286,645	12,582
FRB Ser. 13-C12, Class XA, IO, 0.847%, 10/15/46(WAC)			628,809	15,395

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 1.633%, 11/15/45(WAC)			558,599	32,991

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)			12,158	12,073

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.042%, 8/10/49(WAC)			50,000	51,396
FRB Ser. 12-C4, Class XA, IO, 1.654%, 12/10/45(WAC)			210,021	12,543

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.296%, 10/15/44(WAC)			21,000	20,894
FRB Ser. 07-C34, IO, 0.15%, 5/15/46(WAC)			256,410	128

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45(WAC)			118,176	24
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42(WAC)			35,428	4

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.291%, 7/15/46(WAC)			19,000	19,701
FRB Ser. 13-LC12, Class C, 4.291%, 7/15/46(WAC)			24,000	22,630

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)			20,000	20,102
FRB Ser. 13-C15, Class C, 4.481%, 8/15/46(WAC)			29,000	29,143
Ser. 13-C12, Class AS, 3.56%, 3/15/48			33,000	33,209
Ser. 13-C11, Class AS, 3.311%, 3/15/45			12,000	11,873

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.686%, 3/15/44(WAC)			32,000	30,932
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44(WAC)			25,000	24,706
Ser. 11-C4, Class E, 5.24%, 6/15/44(WAC)			25,000	23,202
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46(WAC)			43,000	36,478
FRB Ser. 12-C9, Class XA, IO, 1.91%, 11/15/45(WAC)			226,501	16,204
FRB Ser. 11-C5, Class XA, IO, 1.751%, 11/15/44(WAC)			293,061	13,999
FRB Ser. 12-C10, Class XA, IO, 1.58%, 12/15/45(WAC)			332,278	19,780

				1,179,316
Residential mortgage-backed securities (non-agency) (0.6%)

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.788%, 5/25/35(WAC)			39,110	39,964

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.223%, 6/25/46			133,183	116,048
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.062%, 8/25/46			144,532	122,172
FRB Ser. 05-27, Class 1A1, 1.942%, 8/25/35(WAC)			42,219	35,897

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.772%, 10/25/28			20,000	23,460
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.572%, 4/25/28			28,925	33,489
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.422%, 4/25/28			96,201	108,302
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.872%, 7/25/25			8,325	9,257
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.172%, 2/25/25			21,823	23,960
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 5.872%, 5/25/25			15,115	16,512
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.472%, 5/25/24			16,000	16,945

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 2.672%, 2/25/34			26,157	25,394

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.525%, 2/25/35(WAC)			13,011	13,282

New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 2.997%, 10/25/33			69,103	66,692

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 2.922%, 10/25/34			30,000	29,926

Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 2.772%, 11/25/34			33,386	33,308

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.722%, 5/25/47			45,205	41,195

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.237%, 10/25/35(WAC)			48,845	48,887
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 2.832%, 7/25/45			55,731	55,224
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.362%, 10/25/45			22,012	21,905

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR2, Class 1A1, 3.707%, 3/25/36(WAC)			23,490	23,644

				905,463

Total mortgage-backed securities (cost $2,398,000)				$2,489,318

COMMODITY LINKED NOTES (1.4%)(a)(CLN)
			Principal amount	Value

Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)			$1,900,000	$2,038,320

Total commodity Linked Notes (cost $1,900,000)				$2,038,320

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
			Principal amount	Value

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)		BRL	805	$261,781

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$165,000	171,481

Total foreign government and agency bonds and notes (cost $594,026)				$433,262

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.672%, 11/25/50			$62,000	$62,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.475%, 4/24/19			162,000	162,000
FRB Ser. 17-6, Class A, (1 Month US LIBOR + 0.70%), 2.303%, 11/24/18			120,000	120,000

Total asset-backed securities (cost $344,000)				$344,000

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.536%, 12/15/24			$24,938	$25,109

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.572%, 11/17/22			15,000	15,234

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.593%, 5/5/24			4,680	4,721

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.877%, 10/25/23			9,937	9,159

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.627%, 4/16/21			11,596	11,606

Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.052%, 3/31/24			13,908	13,979

Getty Images, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.802%, 10/18/19			4,844	4,636

KCA Deutag US Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 7.654%, 5/16/20			9,974	9,824

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.21%, 11/6/24			35,000	35,219

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.941%, 10/25/20			18,868	16,262

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.627%, 6/30/21			14,809	14,920

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.377%, 9/7/23			29,650	23,415

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/15/26			10,000	10,000

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/15/25			10,000	10,075

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/16/25 (United Kingdom)			25,000	24,945

Total senior loans (cost $232,642)				$229,104

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP			680	$17,666

Total preferred stocks (cost $17,000)				$17,666

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			575	$13,978

Nine Point Energy 6.75% cv. pfd.			1	1,103

Total convertible preferred stocks (cost $11,501)				$15,081

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			$3,000	$8,132

Total convertible bonds and notes (cost $2,925)				$8,132

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	244	$124

Total warrants (cost $—)				$124

SHORT-TERM INVESTMENTS (15.9%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.89%(AFF)		Shares	877,356	$877,356

Putnam Short Term Investment Fund 1.82%(AFF)		Shares	20,618,875	20,618,875

U.S. Treasury Bills 1.405%, 4/5/18(SEG)(SEGCCS)			$548,000	547,926

U.S. Treasury Bills 1.443%, 5/10/18(SEG)(SEGSF)(SEGCCS)			501,000	500,139

U.S. Treasury Bills 1.504%, 6/7/18(SEGSF)(SEGCCS)			119,000	118,638

Total short-term investments (cost $22,663,051)				$22,662,934

TOTAL INVESTMENTS

Total investments (cost $133,210,901)				$146,982,854

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $22,917,231) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$417,430	$431,068	$(13,638)
	British Pound	Buy	6/20/18	129,489	129,237	252
	Euro	Buy	6/20/18	277,064	278,720	(1,656)
	Hong Kong Dollar	Buy	5/16/18	179,498	180,310	(812)
	Mexican Peso	Buy	4/11/18	170,711	164,452	6,259
	Mexican Peso	Sell	4/11/18	170,711	164,114	(6,597)
	New Zealand Dollar	Buy	4/18/18	155,089	158,423	(3,334)
	New Zealand Dollar	Sell	4/18/18	155,089	156,912	1,823
	Norwegian Krone	Sell	6/20/18	14,706	14,660	(46)
	Russian Ruble	Buy	6/20/18	144,605	147,396	(2,791)
	Russian Ruble	Sell	6/20/18	144,605	144,960	355
	Swedish Krona	Sell	6/20/18	292,318	296,093	3,775
Barclays Bank PLC
	Australian Dollar	Buy	4/18/18	289,013	295,460	(6,447)
	British Pound	Sell	6/20/18	219,992	207,811	(12,181)
	Canadian Dollar	Sell	4/18/18	134,167	128,928	(5,239)
	Euro	Buy	6/20/18	371,975	366,415	5,560
	Japanese Yen	Sell	5/16/18	481	470	(11)
	Swedish Krona	Sell	6/20/18	287,958	290,074	2,116
	Swiss Franc	Sell	6/20/18	67,592	68,929	1,337
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	157,986	169,457	(11,471)
	Brazilian Real	Buy	4/3/18	365,445	364,376	1,069
	Brazilian Real	Sell	4/3/18	365,445	361,278	(4,167)
	Brazilian Real	Buy	7/3/18	144,390	146,681	(2,291)
	Brazilian Real	Sell	7/3/18	144,390	146,552	2,162
	British Pound	Buy	6/20/18	147,083	147,213	(130)
	Canadian Dollar	Buy	4/18/18	149,075	149,016	59
	Canadian Dollar	Sell	4/18/18	149,075	154,254	5,179
	Danish Krone	Buy	6/20/18	146,882	147,735	(853)
	Euro	Buy	6/20/18	169,282	166,097	3,185
	Japanese Yen	Sell	5/16/18	160,246	160,561	315
	New Zealand Dollar	Sell	4/18/18	183,780	183,185	(595)
	Swedish Krona	Sell	6/20/18	294,366	298,189	3,823
Credit Suisse International
	Australian Dollar	Buy	4/18/18	143,009	146,678	(3,669)
	British Pound	Sell	6/20/18	129,067	121,463	(7,604)
	Euro	Buy	6/20/18	74,866	73,613	1,253
	Japanese Yen	Sell	5/16/18	151,884	147,039	(4,845)
	New Zealand Dollar	Buy	4/18/18	153,282	153,595	(313)
	New Zealand Dollar	Sell	4/18/18	153,282	154,250	968
	Swedish Krona	Sell	6/20/18	372,429	377,237	4,808
Goldman Sachs International
	Australian Dollar	Buy	4/18/18	378,259	392,814	(14,555)
	Brazilian Real	Buy	4/3/18	372,230	371,086	1,144
	Brazilian Real	Sell	4/3/18	372,230	367,237	(4,993)
	Brazilian Real	Buy	7/3/18	144,390	146,624	(2,234)
	Brazilian Real	Sell	7/3/18	144,390	144,956	566
	British Pound	Sell	6/20/18	149,054	146,024	(3,030)
	Canadian Dollar	Buy	4/18/18	443,886	443,844	42
	Canadian Dollar	Sell	4/18/18	443,886	445,624	1,738
	Chinese Yuan (Offshore)	Buy	5/16/18	140,162	140,543	(381)
	Euro	Buy	6/20/18	772,784	769,896	2,888
	Japanese Yen	Sell	5/16/18	11,767	8,791	(2,976)
	Mexican Peso	Buy	4/11/18	740,981	693,726	47,255
	Mexican Peso	Sell	4/11/18	740,981	703,539	(37,442)
	New Zealand Dollar	Sell	4/18/18	145,550	138,751	(6,799)
	Norwegian Krone	Buy	6/20/18	144,210	146,793	(2,583)
	Swedish Krona	Sell	6/20/18	172,989	174,197	1,208
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/18/18	141,242	141,027	215
	British Pound	Sell	6/20/18	149,054	146,075	(2,979)
	Canadian Dollar	Buy	4/18/18	150,007	156,802	(6,795)
	Canadian Dollar	Sell	4/18/18	150,007	152,117	2,110
	Euro	Buy	6/20/18	361,334	359,251	2,083
	Mexican Peso	Buy	4/18/18	12,825	11,767	1,058
	Mexican Peso	Sell	4/18/18	12,825	12,706	(119)
	New Zealand Dollar	Buy	4/18/18	144,321	145,110	(789)
	New Zealand Dollar	Sell	4/18/18	144,321	145,166	845
	Swedish Krona	Sell	6/20/18	289,837	293,745	3,908
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	463,589	476,940	(13,351)
	Canadian Dollar	Sell	4/18/18	183,549	175,580	(7,969)
	Euro	Buy	6/20/18	130,550	128,637	1,913
	Japanese Yen	Sell	5/16/18	118,962	116,096	(2,866)
	Mexican Peso	Buy	4/11/18	90,984	87,334	3,650
	Mexican Peso	Sell	4/11/18	90,984	86,912	(4,072)
	New Zealand Dollar	Sell	4/18/18	286,907	283,098	(3,809)
	Norwegian Krone	Buy	6/20/18	160,386	162,546	(2,160)
	Russian Ruble	Buy	6/20/18	144,605	147,530	(2,925)
	Russian Ruble	Sell	6/20/18	144,605	144,565	(40)
	Singapore Dollar	Buy	5/16/18	70,387	70,574	(187)
	Swedish Krona	Sell	6/20/18	65,548	62,807	(2,741)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/18/18	567,811	584,126	(16,315)
	Canadian Dollar	Buy	4/18/18	158,625	159,346	(721)
	Canadian Dollar	Sell	4/18/18	158,625	163,511	4,886
	Euro	Buy	6/20/18	466,021	462,777	3,244
	Japanese Yen	Sell	5/16/18	152,526	149,012	(3,514)
	New Zealand Dollar	Buy	4/18/18	163,617	164,726	(1,109)
	New Zealand Dollar	Sell	4/18/18	163,617	166,427	2,810
	Swedish Krona	Sell	6/20/18	289,740	293,287	3,547
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	448,535	455,786	(7,251)
	British Pound	Sell	6/20/18	302,470	296,281	(6,189)
	Canadian Dollar	Sell	4/18/18	214,451	212,083	(2,368)
	Euro	Buy	6/20/18	392,270	387,122	5,148
	Japanese Yen	Buy	5/16/18	198,655	204,360	(5,705)
	New Zealand Dollar	Sell	4/18/18	18,862	18,401	(461)
	Norwegian Krone	Buy	6/20/18	145,437	145,432	5
	Swedish Krona	Sell	6/20/18	431,328	437,007	5,679
	Turkish Lira	Sell	6/20/18	347	356	9
UBS AG
	Australian Dollar	Buy	4/18/18	393,697	401,030	(7,333)
	Canadian Dollar	Buy	4/18/18	150,395	155,095	(4,700)
	Canadian Dollar	Sell	4/18/18	150,395	150,473	78
	Euro	Buy	6/20/18	625,280	621,570	3,710
	Japanese Yen	Sell	5/16/18	10,283	3,324	(6,959)
	New Zealand Dollar	Sell	4/18/18	359,249	350,358	(8,891)
	Norwegian Krone	Buy	6/20/18	143,506	145,634	(2,128)
	Swedish Krona	Buy	6/20/18	67,379	70,527	(3,148)
WestPac Banking Corp.
	Australian Dollar	Buy	4/18/18	287,631	291,775	(4,144)
	Euro	Buy	6/20/18	295,381	293,674	1,707

Unrealized appreciation						145,744

Unrealized (depreciation)						(295,421)

Total						$(149,677)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

MSCI EAFE Index Mini (Short)	8	$800,894	$800,240	Jun-18	$15,340
Russell 2000 Index E-Mini (Long)	78	5,964,764	5,971,680	Jun-18	(273,531)
S&P 500 Index E-Mini (Long)	53	6,998,306	7,003,950	Jun-18	(74,866)
S&P 500 Index E-Mini (Short)	8	1,056,348	1,057,200	Jun-18	58,347
S&P Mid Cap 400 Index E-Mini (Long)	7	1,315,139	1,318,170	Jun-18	(50,341)
Tokyo Price Index (Long)	11	1,761,571	1,774,494	Jun-18	7,190
U.S. Treasury Bond 30 yr (Long)	8	1,173,000	1,173,000	Jun-18	23,734
U.S. Treasury Bond Ultra 30 yr (Long)	17	2,727,969	2,727,969	Jun-18	81,544
U.S. Treasury Note 2 yr (Long)	34	7,228,719	7,228,719	Jun-18	(1,614)
U.S. Treasury Note 2 yr (Short)	26	5,527,844	5,527,844	Jun-18	1,979
U.S. Treasury Note 5 yr (Long)	60	6,867,656	6,867,656	Jun-18	15,349
U.S. Treasury Note 10 yr (Long)	20	2,422,813	2,422,813	Jun-18	17,382
U.S. Treasury Note 10 yr (Short)	50	6,057,031	6,057,031	Jun-18	(43,850)

Unrealized appreciation					220,865

Unrealized (depreciation)					(444,202)

Total					$(223,337)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/18 (proceeds receivable $965,938) (Unaudited)

Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 3.00%, 4/1/48	$1,000,000	4/12/18	$975,391

Total			$975,391

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$50,000	$292	(E)	$(265)	6/20/23	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	$26
		600,000	514	(E)	621	6/20/20	2.675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	106
		965,000	9,222	(E)	(8,480)	6/20/28	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	741
		1,442,000	13,780	(E)	12,628	6/20/28	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,151)
		40,000	1,017	(E)	(613)	6/20/48	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	404
		2,871,800	1,350	(E)	(1,301)	6/20/20	2.605% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	49
		3,594,800	1,690	(E)	1,332	6/20/20	3 month USD-LIBOR-BBA — Quarterly	2.605% — Semiannually	(357)
		268,300	1,132	(E)	(572)	6/20/48	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	561
		144,400	609	(E)	302	6/20/48	2.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(307)
		1,419,800	1,448	(E)	(1,045)	6/20/23	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	403
		1,846,400	1,883	(E)	1,308	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(564)

	Total				$3,915				$(89)

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
		$2,086	$2,041	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(29)
		22,555	22,001	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(368)
		22,225	22,239	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	42
		18,271	17,822	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(298)
		7,645	7,536	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	37
		3,290	3,227	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(39)
		42,884	42,909	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	88
		160,492	160,608	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	353
		26,644	26,854	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(264)

	Citibank, N.A.
		5,829	5,833	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	13
		6,342,844	6,133,045	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	222,396
		7,508,386	7,348,975	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(158,229)

	Credit Suisse International
		150,241	150,352	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	305
		8,649	8,420	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(166)
		32,257	31,465	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	526

	Goldman Sachs International
		5,150	5,039	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(70)
		5,150	5,039	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(70)
		21,199	20,668	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(347)

	JPMorgan Securities LLC
		8,569	8,359	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	140
		12,385	12,119	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	169

	Upfront premium received			—		Unrealized appreciation		224,069

	Upfront premium (paid)			—		Unrealized (depreciation)		(159,880)

			Total	$—			Total	$64,189

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

JPMorgan Chase & Co.	Financials	1,931	212,321	2.89%
Alphabet, Inc. Class A,	Information Technology	163	169,522	2.31%
Raytheon Co.	Industrials	669	144,336	1.96%
Northrop Grumman Corp.	Industrials	410	143,146	1.95%
Apple, Inc.	Information Technology	850	142,583	1.94%
McDonald's Corp.	Consumer Discretionary	882	137,973	1.88%
Time Warner, Inc.	Consumer Discretionary	1,456	137,700	1.87%
PNC Financial Services Group, Inc. (The)	Financials	880	133,046	1.81%
Texas Instruments, Inc.	Information Technology	1,273	132,213	1.80%
eBay, Inc.	Information Technology	3,279	131,936	1.80%
Intuit, Inc.	Information Technology	755	130,848	1.78%
Constellation Brands, Inc. Class A	Consumer Staples	574	130,747	1.78%
Cognizant Technology Solutions Corp. Class A	Information Technology	1,622	130,598	1.78%
American Express Co.	Financials	1,386	129,298	1.76%
Danaher Corp.	Health Care	1,320	129,240	1.76%
Humana, Inc.	Health Care	453	121,839	1.66%
Exxon Mobil Corp.	Energy	1,500	111,905	1.52%
Pfizer, Inc.	Health Care	3,142	111,517	1.52%
American Electric Power Co., Inc.	Utilities	1,601	109,798	1.49%
TJX Cos., Inc. (The)	Consumer Discretionary	1,319	107,554	1.46%
Occidental Petroleum Corp.	Energy	1,651	107,230	1.46%
Honeywell International, Inc.	Industrials	725	104,764	1.43%
Lowe's Cos., Inc.	Consumer Discretionary	1,175	103,073	1.40%
Kimberly-Clark Corp.	Consumer Staples	888	97,783	1.33%
Johnson & Johnson	Health Care	745	95,524	1.30%
Baxter International, Inc.	Health Care	1,312	85,310	1.16%
Allstate Corp. (The)	Financials	894	84,765	1.15%
Duke Energy Corp.	Utilities	1,082	83,814	1.14%
Marathon Petroleum Corp.	Energy	1,129	82,512	1.12%
Microsoft Corp.	Information Technology	896	81,777	1.11%
General Dynamics Corp.	Industrials	362	80,043	1.09%
Norfolk Southern Corp.	Industrials	588	79,789	1.09%
Walt Disney Co. (The)	Consumer Discretionary	785	78,829	1.07%
HP, Inc.	Information Technology	3,393	74,381	1.01%
Fidelity National Information Services, Inc.	Information Technology	768	73,986	1.01%
Applied Materials, Inc.	Information Technology	1,294	71,980	0.98%
Verizon Communications, Inc.	Telecommunication Services	1,493	71,379	0.97%
Red Hat, Inc.	Information Technology	470	70,217	0.96%
Facebook, Inc. Class A,	Information Technology	433	69,193	0.94%
F5 Networks, Inc.	Information Technology	478	69,155	0.94%
Harris Corp.	Industrials	413	66,532	0.91%
NetApp, Inc.	Information Technology	1,073	66,182	0.90%
Sysco Corp.	Consumer Staples	1,085	65,054	0.89%
Crown Holdings, Inc.	Materials	1,240	62,932	0.86%
Ross Stores, Inc.	Consumer Discretionary	767	59,826	0.81%
Waste Management, Inc.	Industrials	707	59,513	0.81%
CME Group, Inc.	Financials	347	56,132	0.76%
Travelers Cos., Inc. (The)	Financials	404	56,089	0.76%
Kinder Morgan, Inc.	Energy	3,670	55,277	0.75%
Zoetis, Inc.	Health Care	660	55,155	0.75%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$273	$4,000	$589	5/11/63	300 bp — Monthly	$(313)
	CMBX NA BBB-.6 Index	BBB-/P	482	8,000	1,178	5/11/63	300 bp — Monthly	(692)
	CMBX NA BBB-.6 Index	BBB-/P	926	15,000	2,210	5/11/63	300 bp — Monthly	(1,275)
	CMBX NA BBB-.6 Index	BBB-/P	912	16,000	2,357	5/11/63	300 bp — Monthly	(1,435)

	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	2,215	9,000	2,153	5/11/63	500 bp — Monthly	71

	Credit Suisse International
	CMBX NA A.6 Index	A/P	4,568	90,000	3,969	5/11/63	200 bp — Monthly	634
	CMBX NA A.7 Index	A-/P	184	5,000	139	1/17/47	200 bp — Monthly	47
	CMBX NA A.7 Index	A-/P	291	7,000	194	1/17/47	200 bp — Monthly	100
	CMBX NA BBB-.6 Index	BBB-/P	28,227	264,000	38,887	5/11/63	300 bp — Monthly	(10,506)
	CMBX NA BBB-.7 Index	BBB-/P	813	11,000	1,284	1/17/47	300 bp — Monthly	(464)
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	2,451	1/17/47	300 bp — Monthly	(1,059)
	CMBX NA BBB-.7 Index	BBB-/P	3,794	48,000	5,602	1/17/47	300 bp — Monthly	(1,779)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	61	2,000	88	5/11/63	200 bp — Monthly	(26)
	CMBX NA A.6 Index	A/P	263	4,000	176	5/11/63	200 bp — Monthly	88
	CMBX NA A.6 Index	A/P	456	9,000	397	5/11/63	200 bp — Monthly	62
	CMBX NA A.6 Index	A/P	456	9,000	397	5/11/63	200 bp — Monthly	62
	CMBX NA A.6 Index	A/P	468	9,000	397	5/11/63	200 bp — Monthly	75
	CMBX NA A.6 Index	A/P	433	14,000	617	5/11/63	200 bp — Monthly	(179)
	CMBX NA A.6 Index	A/P	1,018	20,000	882	5/11/63	200 bp — Monthly	144
	CMBX NA A.6 Index	A/P	753	24,000	1,058	5/11/63	200 bp — Monthly	(296)
	CMBX NA A.6 Index	A/P	1,868	31,000	1,367	5/11/63	200 bp — Monthly	513
	CMBX NA A.6 Index	A/P	3,382	55,000	2,426	5/11/63	200 bp — Monthly	978
	CMBX NA BBB-.6 Index	BBB-/P	79	1,000	147	5/11/63	300 bp — Monthly	(68)
	CMBX NA BBB-.6 Index	BBB-/P	325	3,000	442	5/11/63	300 bp — Monthly	(115)
	CMBX NA BBB-.6 Index	BBB-/P	204	3,000	442	5/11/63	300 bp — Monthly	(236)
	CMBX NA BBB-.6 Index	BBB-/P	248	5,000	737	5/11/63	300 bp — Monthly	(486)
	CMBX NA BBB-.6 Index	BBB-/P	244	5,000	737	5/11/63	300 bp — Monthly	(490)
	CMBX NA BBB-.6 Index	BBB-/P	261	5,000	737	5/11/63	300 bp — Monthly	(473)
	CMBX NA BBB-.6 Index	BBB-/P	772	7,000	1,031	5/11/63	300 bp — Monthly	(255)
	CMBX NA BBB-.6 Index	BBB-/P	604	7,000	1,031	5/11/63	300 bp — Monthly	(423)
	CMBX NA BBB-.6 Index	BBB-/P	919	19,000	2,799	5/11/63	300 bp — Monthly	(1,868)
	CMBX NA BBB-.6 Index	BBB-/P	2,679	22,000	3,241	5/11/63	300 bp — Monthly	(549)
	CMBX NA BBB-.6 Index	BBB-/P	4,033	43,000	6,334	5/11/63	300 bp — Monthly	(2,276)
	CMBX NA BBB-.6 Index	BBB-/P	3,608	48,000	7,070	5/11/63	300 bp — Monthly	(3,434)
	CMBX NA BBB-.7 Index	BBB-/P	1,404	19,000	2,217	1/17/47	300 bp — Monthly	(802)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	51	1,000	44	5/11/63	200 bp — Monthly	8
	CMBX NA A.6 Index	A/P	319	7,000	309	5/11/63	200 bp — Monthly	13
	CMBX NA A.6 Index	A/P	495	8,000	353	5/11/63	200 bp — Monthly	145
	CMBX NA A.6 Index	A/P	964	19,000	838	5/11/63	200 bp — Monthly	133
	CMBX NA A.6 Index	A/P	726	24,000	1,058	5/11/63	200 bp — Monthly	(323)
	CMBX NA A.6 Index	A/P	786	24,000	1,058	5/11/63	200 bp — Monthly	(263)
	CMBX NA A.6 Index	A/P	1,707	29,000	1,279	5/11/63	200 bp — Monthly	439
	CMBX NA A.6 Index	A/P	1,501	33,000	1,455	5/11/63	200 bp — Monthly	59
	CMBX NA A.6 Index	A/P	929	33,000	1,455	5/11/63	200 bp — Monthly	(514)
	CMBX NA A.6 Index	A/P	2,902	60,000	2,646	5/11/63	200 bp — Monthly	279
	CMBX NA A.6 Index	A/P	7,051	117,000	5,160	5/11/63	200 bp — Monthly	1,937
	CMBX NA BBB-.6 Index	BBB-/P	311	2,000	295	5/11/63	300 bp — Monthly	17
	CMBX NA BBB-.6 Index	BBB-/P	330	3,000	442	5/11/63	300 bp — Monthly	(111)
	CMBX NA BBB-.6 Index	BBB-/P	336	3,000	442	5/11/63	300 bp — Monthly	(104)
	CMBX NA BBB-.6 Index	BBB-/P	423	3,000	442	5/11/63	300 bp — Monthly	(17)
	CMBX NA BBB-.6 Index	BBB-/P	567	5,000	737	5/11/63	300 bp — Monthly	(166)
	CMBX NA BBB-.6 Index	BBB-/P	550	5,000	737	5/11/63	300 bp — Monthly	(183)
	CMBX NA BBB-.6 Index	BBB-/P	883	8,000	1,178	5/11/63	300 bp — Monthly	(291)
	CMBX NA BBB-.6 Index	BBB-/P	5,102	29,000	4,272	5/11/63	300 bp — Monthly	847
	CMBX NA BBB-.6 Index	BBB-/P	30,179	252,000	37,120	5/11/63	300 bp — Monthly	(6,794)
	CMBX NA BBB-.7 Index	BBB-/P	1,692	14,000	1,634	1/17/47	300 bp — Monthly	67

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	968	7,000	1,031	5/11/63	300 bp — Monthly	(59)
	CMBX NA A.6 Index	A/P	2,273	44,000	1,940	5/11/63	200 bp — Monthly	350
	CMBX NA BB.6 Index	BB/P	737	3,000	718	5/11/63	500 bp — Monthly	22
	CMBX NA BB.6 Index	BB/P	1,478	6,000	1,435	5/11/63	500 bp — Monthly	49

	Upfront premium received		131,862			Unrealized appreciation		7,139

	Upfront premium (paid)		—			Unrealized (depreciation)		(38,324)

	Total		$131,862				Total	$(31,185)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(1,816)	$9,000	$1,733	1/17/47	(500 bp) — Monthly	$(93)
	CMBX NA BB.7 Index	(490)	3,000	578	1/17/47	(500 bp) — Monthly	85
	CMBX NA BB.7 Index	(471)	3,000	578	1/17/47	(500 bp) — Monthly	103
	Credit Suisse International
	CMBX NA BB.7 Index	(1,006)	57,000	13,634	5/11/63	(500 bp) — Monthly	12,573
	CMBX NA BB.7 Index	(4,277)	26,000	5,005	1/17/47	(500 bp) — Monthly	703
	CMBX NA BB.7 Index	(1,291)	7,000	1,348	1/17/47	(500 bp) — Monthly	49
	Goldman Sachs International
	CMBX NA BB.6 Index	(2,046)	20,000	4,784	5/11/63	(500 bp) — Monthly	2,719
	CMBX NA BB.7 Index	(303)	2,000	385	1/17/47	(500 bp) — Monthly	80
	CMBX NA BB.7 Index	(2,234)	11,000	2,118	1/17/47	(500 bp) — Monthly	(127)
	CMBX NA BB.7 Index	(983)	6,000	1,155	1/17/47	(500 bp) — Monthly	166
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(388)	2,000	385	1/17/47	(500 bp) — Monthly	(5)
	CMBX NA A.7 Index	(169)	8,000	222	1/17/47	(200 bp) — Monthly	50
	CMBX NA BB.6 Index	(141)	1,000	239	5/11/63	(500 bp) — Monthly	98
	CMBX NA BB.7 Index	(1,027)	6,000	1,155	1/17/47	(500 bp) — Monthly	122
	CMBX NA BB.7 Index	(939)	6,000	1,155	1/17/47	(500 bp) — Monthly	210
	CMBX NA BB.7 Index	(720)	4,000	770	1/17/47	(500 bp) — Monthly	46
	CMBX NA BB.7 Index	(471)	3,000	578	1/17/47	(500 bp) — Monthly	103
	CMBX NA BB.7 Index	(487)	3,000	578	1/17/47	(500 bp) — Monthly	87
	CMBX NA BB.7 Index	(584)	3,000	578	1/17/47	(500 bp) — Monthly	(9)
	CMBX NA BB.7 Index	(397)	2,000	385	1/17/47	(500 bp) — Monthly	(14)
	CMBX NA BB.7 Index	(197)	1,000	193	1/17/47	(500 bp) — Monthly	(5)
	Merrill Lynch International
	CMBX NA BB.7 Index	(725)	4,000	770	1/17/47	(500 bp) — Monthly	41
	CMBX NA BB.7 Index	(585)	3,000	578	1/17/47	(500 bp) — Monthly	(10)
	CMBX NA BB.7 Index	(601)	3,000	578	1/17/47	(500 bp) — Monthly	(27)
	CMBX NA BB.7 Index	(584)	3,000	578	1/17/47	(500 bp) — Monthly	(9)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(713)	7,000	817	1/17/47	(300 bp) — Monthly	100
	CMBX NA BB.7 Index	(1,207)	6,000	1,155	1/17/47	(500 bp) — Monthly	(57)
	CMBX NA BB.7 Index	(1,009)	5,000	963	1/17/47	(500 bp) — Monthly	(51)
	CMBX NA BB.7 Index	(962)	5,000	963	1/17/47	(500 bp) — Monthly	(5)

	Upfront premium received	—			Unrealized appreciation		17,335

	Upfront premium (paid)	(26,823)			Unrealized (depreciation)		(412)

	Total	$(26,823)				Total	$16,923

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/18 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	B+/P	$(34,882)	$586,000	$35,352	6/20/23	500 bp — Quarterly	$796
	NA Investment Grade Index	BBB+/P	(55,150)	3,400,000	56,117	6/20/23	100 bp — Quarterly	1,722

	Total		$(90,032)					$2,518

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	$185,761	$2,977,000	$179,596	6/20/23	(500 bp) — Quarterly	$4,511

	Total	$185,761					$4,511

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $142,793,588.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 03/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,312,325	$2,105,578	$2,540,547	$3,458	$877,356
	Putnam Short Term Investment Fund**	21,843,002	8,554,641	9,778,768	91,218	20,618,875

	Total Short-term investments	$23,155,327	$10,660,219	$12,319,315	$94,676	$21,496,231
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $877,356, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $862,875.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $905,010.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $120,605.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $102,897.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $4,239,681 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk,to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $268,472 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $120,605 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,275,516	$1,387,352	$—
Capital goods	5,714,174	708,229	—
Communication services	1,783,419	778,636	271
Conglomerates	470,243	479,609	—
Consumer cyclicals	9,440,565	1,834,376	—
Consumer staples	4,780,399	1,630,389	—
Energy	3,506,752	741,026	1,215
Financials	11,612,521	3,813,380	—
Health care	8,378,579	1,371,271	—
Technology	15,613,061	705,605	—
Transportation	1,430,340	676,643	—
Utilities and power	2,487,822	420,748	—
Total common stocks	66,493,391	14,547,264	1,486
Asset-backed securities	—	344,000	—
Commodity linked notes	—	2,038,320	—
Convertible bonds and notes	—	8,132	—
Convertible preferred stocks	—	15,081	—
Corporate bonds and notes	—	21,368,311	3
Foreign government and agency bonds and notes	—	433,262	—
Mortgage-backed securities	—	2,489,318	—
Preferred stocks	17,666	—	—
Senior loans	—	229,104	—
U.S. government and agency mortgage obligations	—	16,334,458	—
Warrants	124	—	—
Short-term investments	20,618,875	2,044,059	—

Totals by level	$87,130,056	$59,851,309	$1,489

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(149,677)	$—
Futures contracts	(223,337)	—	—
TBA sale commitments	—	(975,391)	—
Interest rate swap contracts	—	(4,004)	—
Total return swap contracts	—	64,189	—
Credit default contracts	—	(208,001)	—

Totals by level	$(223,337)	$(1,272,884)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$136,296	$344,297
Foreign exchange contracts	145,744	295,421
Equity contracts	303,397	556,967
Interest rate contracts	156,121	65,579

Total	$741,558	$1,262,264

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		100
Forward currency contracts (contract amount)		$11,400,000
Centrally cleared interest rate swap contracts (notional)		$4,200,000
OTC total return swap contracts (notional)		$4,500,000
OTC credit default contracts (notional)		$560,000
Centrally cleared credit default contracts (notional)		$2,000,000
Warrants (number of warrants)		80

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018